Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Uniti Group Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42779
Entity Tax Identification Number	85-2262564
Entity Address, Address Line One	2101 Riverfront Drive
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72202
City Area Code	501
Local Phone Number	850-0820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UNIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0002020795
Amendment Flag	false